9. Debt Discount	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
9. Debt Discount

Note 9 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Accumulated amortization of derivative discount amounted to $4,205,443 as of March 31, 2016 and $4,153,611 for the year ended December 31, 2015.

The Company recorded a change in the value of embedded derivative liabilities income/ (expense) of ($1,996,836) and $462,174 for the three ended March 31, 2016 and 2015, respectively.

Note 9 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded a derivative expense of $0 and $568,485 for years ended December 31, 2015 and 2014, respectively.

Accumulated amortization of derivative discount amounted to $4,153,611 as of December 31, 2015 and $2,575,239 for the year ended December 31, 2014.

The Company recorded a change in the value of embedded derivative liabilities income/(expense) of ($19,416,295) and $213,923 for the years ended December 31, 2015 and 2014, respectively.